CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (32,834)	$ (10,548)	$ (1,579)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	31	8	7
Stock based compensation	4,089	1,540	26
Gain from sale of property and equipment	0	1	0
Decrease (increase) in receivables and prepaid expenses	(313)	(32)	12
Decrease (increase) in other long-term assets	(38)	(54)	2
Increase (decrease) in trade payables	258	24	(101)
Increase (decrease) in accrued expenses and other liabilities	481	1,505	(12)
Interest on convertible notes	0	203	62
Net cash used in operating activities	(28,326)	(7,353)	(1,583)
Cash flows from investing activities
Purchase of property and equipment	(79)	(39)	0
Proceeds from (investment in) short-term bank deposit	8,486	(28,008)	517
Proceeds from restricted bank deposit	0	0	507
Net cash provided by (used in) investing activities	8,407	(28,047)	1,024
Cash flows from financing activities
Proceeds from issuance of convertible notes	0	115	600
Issuance of share capital upon public offering	0	57,254	0
Exercise of options	0	29	0
Issuance of shares, net	0	0	1
Net cash provided by financing activities	0	57,398	601
Increase (decrease) in cash and cash equivalents	(19,919)	21,998	42
Cash and cash equivalents at the beginning of the year	22,095	97	55
Cash and cash equivalents at the end of the year	2,176	22,095	97
Non-cash transactions:
Issuance of ordinary shares upon conversion of convertible notes	$ 0	$ 980	$ 0